Share Based Payment - Schedule of Equity-Settled Restricted Share Units (Details)	12 Months Ended
Dec. 31, 2025 shares
Schedule of Compound Restricted Share Units [Abstract]
Grant Date	October 6, 2025
Vesting Date	April 1, 2026
Number of units granted	124,617